Share Capital - Summary of Reverse Recapitalization (Detail) - EUR (€) € in Thousands, shares in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Issuance Of Share For Reverse Recapitalization [Line Items]
Number of ordinary shares issued and paid	145,021	130,971
Ordinary Shares To Third Party Investors [Member] | Ordinary shares [member]
Disclosure Of Issuance Of Share For Reverse Recapitalization [Line Items]
Number of ordinary shares issued and paid		15,327
Exchange Of Ordinary Shares [Member] | Ordinary shares [member]
Disclosure Of Issuance Of Share For Reverse Recapitalization [Line Items]
Number of ordinary shares issued and paid		105,000
Exchange of LGHL Convertible Preference Shares [Member] | Convertible Preference Shares [Member]
Disclosure Of Issuance Of Share For Reverse Recapitalization [Line Items]
Number of ordinary shares issued and paid		10,644
Repurchase Of Ordinary Share [Member] | Ordinary shares [member]
Disclosure Of Issuance Of Share For Reverse Recapitalization [Line Items]
Number of ordinary shares issued and paid	(5,000)
Issuance of Ordinary Shares [Member] | Ordinary shares [member]
Disclosure Of Issuance Of Share For Reverse Recapitalization [Line Items]
Number of ordinary shares issued and paid	19,050
Share premium [member]
Disclosure Of Issuance Of Share For Reverse Recapitalization [Line Items]
Share premium issued and paid	€ 783,883	€ 743,501	€ 143,739
Share premium [member] | Ordinary Shares To Third Party Investors [Member] | Ordinary shares [member]
Disclosure Of Issuance Of Share For Reverse Recapitalization [Line Items]
Share premium issued and paid		142,733
Share premium [member] | Exchange Of Ordinary Shares [Member] | Ordinary shares [member]
Disclosure Of Issuance Of Share For Reverse Recapitalization [Line Items]
Share premium issued and paid		357,825
Share premium [member] | Exchange of LGHL Convertible Preference Shares [Member] | Convertible Preference Shares [Member]
Disclosure Of Issuance Of Share For Reverse Recapitalization [Line Items]
Share premium issued and paid		€ 99,204
Share premium [member] | Repurchase Of Ordinary Share [Member] | Ordinary shares [member]
Disclosure Of Issuance Of Share For Reverse Recapitalization [Line Items]
Share premium issued and paid	(25,023)
Share premium [member] | Issuance of Ordinary Shares [Member] | Ordinary shares [member]
Disclosure Of Issuance Of Share For Reverse Recapitalization [Line Items]
Share premium issued and paid	€ 65,405